Tidal Trust II

234 West Florida Street, Suite 203

Milwaukee, WI 53204

August 30, 2024

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission (the “Commission”)

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549

Re:	Tidal Trust II (the “Trust”)

File Nos. 333-264478, 811-23793

To the Commission:

Pursuant to Rule 485(a)(1) of the Securities Act of 1933, as amended, the Investment Company Act of 1940, as amended, and the regulations thereunder, transmitted herewith on behalf of the Trust to make certain material changes to the registration statement of the Defiance Daily Target 2X Short MSTR ETF (formerly known as the Defiance Daily Target 1.5X Short MSTR ETF) (the “Fund”), is Post-Effective Amendment No. 255 and Amendment No. 258 to the Trust’s Registration Statement on Form N-1A. Please note that this filing primarily relates to a change to the Fund’s targeted leverage level. The Fund’s investment objective has been revised to seek a daily targeted exposure of -2X of the underlying security, compared to the previous target of -1.5X.

If you have any questions or require further information, please contact Michael Pellegrino at (262) 318-8442 or mpellegrino@tidalfg.com.

Sincerely,

/s/ Michael Pellegrino

Michael Pellegrino

General Counsel

Tidal Investments LLC